ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	December 31,	December 31,	December 31,
	2020	2019	2018
Current accounts payable and accrued liabilities
Trade payables	$3,705,626	$3,993,203	$898,711
Accrued liabilities	1,421,433	2,163,886	1,117,673
Accrued vacation	335,681	211,168	142,730
Accrued employee termination expenses	—	13,887	373,171
Other accounts payable	535,124	320,306	190,496
Share appreciation rights liability	59,036	—	—
Collaboration, license, and settlement agreements provision	1,186,600	1,092,006	1,887,779
Total current accounts payable and accrued liabilities	$7,243,500	$7,794,456	$4,610,560

Non-current accrued liabilities
Non-current collaboration, license and settlement agreements provision	—	1,186,601	2,241,979
	$—	$1,186,601	$2,241,979

Total accounts payable and accrued liabilities	$7,243,500	$8,981,057	$6,852,539